OTHER NON-OPERATING INCOME/(LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule Of Other Nonoperating Income/(loss) Net

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Loss on disposal of long-term investments and a subsidiary	—	—	1,610
Others	—	8,497	—

	—	8,497	1,610